COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Sep. 30, 2011
COMPREHENSIVE INCOME (LOSS) [Abstract]
COMPREHENSIVE INCOME (LOSS)
NOTE 14 - COMPREHENSIVE INCOME (LOSS)

Comprehensive income is comprised of net income and other comprehensive income or loss. Other comprehensive income or loss refers to revenue, expenses, gains and losses that under accounting principles generally accepted in the United States are included in comprehensive income but excluded from net income as these amounts are recorded directly as an adjustment to stockholders' equity.

Our other comprehensive income consists of unrealized gains on marketable securities available for sale of $67,200.